Significant accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Summary Of Significant Accounting Policies [Line items]
Description of conversion of oil and gas products	Natural gas volumes are converted to equivalent oil volumes based upon the relative energy content of six thousand cubic feet of natural gas to one barrel of oil.
Corporate asset component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	10 years
Peace River Oil Partnership [member]
Summary Of Significant Accounting Policies [Line items]
Proportion of ownership interest in joint arrangement	55.00%
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of economically recoverable proved reserves	90.00%
Bottom of range [member] | Turnaround component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	3 years
Top of range [member] | Turnaround component [member]
Summary Of Significant Accounting Policies [Line items]
Estimated useful life	5 years